FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the assets and liabilities that are measured at fair value on a recurring basis by major product category and fair value hierarchy as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2025	Level 1	Level 2	Level 3	Balance at December 31, 2024
Financial assets:
U.S. Treasury securities	$706,403	$—	$—	$706,403	$304,440	$—	$—	$304,440
Corporate debt	—	—	—	—	—	13	—	13
ABS	—	945,297	—	945,297	—	748,033	—	748,033
Beneficial interest in Structured LLC	—	—	1,096,789	1,096,789	—	—	1,198,985	1,198,985
MBS	—	4,579,246	—	4,579,246	—	4,881,161	—	4,881,161
Investment in debt securities AFS (2)	$706,403	$5,524,543	$1,096,789	$7,327,735	$304,440	$5,629,207	$1,198,985	$7,132,632
Trading securities	3,538,749	11,896,614	173,404	15,608,767	2,150,785	8,165,771	6,267	10,322,823
Equity securities	—	—	992,138	992,138	—	—	—	—
RICs HFI (3)	—	—	4,870	4,870	—	—	9,039	9,039
LHFS (1)(4)	—	1,531,369	—	1,531,369	—	1,256,401	—	1,256,401
MSRs	—	—	79,526	79,526	—	—	90,958	90,958
Other assets - derivatives (2)	653	670,892	28	671,573	485	1,121,472	23	1,121,980
Total financial assets (5)	$4,245,805	$19,623,418	$2,346,755	$26,215,978	$2,455,710	$16,172,851	$1,305,272	$19,933,833
Financial liabilities:
Trading liabilities	3,727,918	274,433	—	4,002,351	2,220,496	240,117	—	2,460,613
Other liabilities - derivatives (2)	36	648,567	715	649,318	217	1,013,296	52	1,013,565
Total financial liabilities	$3,727,954	$923,000	$715	$4,651,669	$2,220,713	$1,253,413	$52	$3,474,178
(1)    LHFS disclosed on the Consolidated Balance Sheets also includes LHFS that are held at the lower of cost or fair value and are not presented within this table.
(2)    Refer to Note 2 for the fair value of investment securities and to Note 14 for the fair values of derivative assets and liabilities on a further disaggregated basis.
(3) Certain RICs collateralized by vehicle titles and RV/marine loans.
(4) Residential mortgage loans and commercial mortgage loans.
(5) Approximately $2.3 billion of these financial assets were measured using model-based techniques, or Level 3 inputs, and represented approximately 9.0% of total assets measured at fair value on a recurring basis and approximately 1.4% of total consolidated assets.

Schedule of Rollforward for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The tables below present the changes in Level 3 balances for those assets and liabilities measured at fair value on a recurring basis for the periods indicated.

	Year ended December 31, 2025							Year ended December 31, 2024
(in thousands)	Beneficial Interest in Structured, LLC	RICs HFI	MSRs	Derivatives, net	Equity Securities	Other	Total	Beneficial interest in Structured, LLC	RICs HFI	MSRs	Derivatives, net	Equity Securities	Other	Total
Balances, beginning of period	$1,198,985	$9,039	$90,958	$(29)	$—	$6,267	$1,305,220	$—	$13,888	$94,266	$(596)	$—	$552	$108,110
Gain / (losses) in OCI	(73,544)	—	—	—	—	—	(73,544)	99,985	—	—	—	—	—	99,985
Gains/(losses) in earnings	—	—	(2,756)	(658)	187,606	(8,027)	176,165	—	—	6,112	567	—	710	7,389
Additions/Issuances	—	—	—	—	836,812	12,096	848,908	—	—	—	—	—	3,734	3,734
Transfers from Level 2	—	—	—	—	—	220,248	220,248	1,122,510	—	—	—	—	3,320	1,125,830
Settlements (1)	(28,652)	(4,169)	(8,676)	—	(32,280)	(57,180)	(130,957)	(23,510)	(4,849)	(9,420)	—	—	(2,049)	(39,828)
Balances, end of period	$1,096,789	$4,870	$79,526	$(687)	$992,138	$173,404	$2,346,040	$1,198,985	$9,039	$90,958	$(29)	$—	$6,267	$1,305,220
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	$—	$—	$(2,756)	$(658)	$168,900	$(8,027)	$157,459	$—	$—	$6,112	$567	$—	$710	$7,389
(1)Settlements include charge-offs, prepayments, paydowns, sales, and maturities.

Schedule of Assets Measured at Fair Value on a Nonrecurring Basis	Assets measured at fair value on a nonrecurring basis that were still held on the balance sheet were as follows at the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2025	Level 1	Level 2	Level 3	Balance at December 31, 2024
Impaired commercial LHFI	$—	$213,159	$3,473	$216,632	$—	$208,820	$35,030	$243,850
Foreclosed assets	—	31,536	—	31,536	—	74,759	—	74,759
Vehicle inventory	—	378,882	—	378,882	—	348,603	—	348,603
LHFS	—	—	54,835	54,835	—	—	77,552	77,552
Auto loans impaired due to bankruptcy	—	168,371	—	168,371	—	148,053	—	148,053
Goodwill	—	—	2,766,665	2,766,665	—	—	2,766,665	2,766,665

Schedule of Increases and Decreases in Value of Certain Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the increases and decreases in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been included in the Consolidated Statements of Operations relating to assets held at period-end:

		Year ended December 31,
(in thousands)	Statement of Operations Location	2025	2024	2023
Impaired LHFI	Credit loss expense / (benefit)	$(16,055)	$11,717	$16,166
Foreclosed assets	Miscellaneous income, net (1)	(10,791)	(3,983)	(298)
LHFS	Credit loss expense / (benefit)	9,102	—	4,021
LHFS	Miscellaneous income, net (1)	49	(1,998)	(2,231)
Auto loans impaired due to bankruptcy	Credit loss expense / (benefit)	8,434	17,448	14,978
(1)    Gains are disclosed as positive numbers while losses are shown as a negative number regardless of the line item being affected.

Schedule of Quantitative Information on Level 3 Recurring Assets and Liabilities
The following table presents quantitative information about the significant unobservable inputs within significant Level 3 recurring and nonrecurring assets and liabilities at the dates indicated:

(dollars in thousands)	Fair Value at December 31, 2025 (4)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Financial Assets:
Beneficial interest in Structured LLC	$1,096,789	DCF	Discount spread	2.75% - 250.00% (13.78%)
			Loss estimate	0.00% - 81.33% (6.85%)
			Extension of loan(1)	48 or 60 months
Equity securities	992,138	Market comparable pricing	Liquidity discount	—% - 25.00% (24.00%)
			Multiples of revenue	0.8x - 17.9x (3.8x)
MSRs	79,526	DCF	CPR (2)	6.48% - 39.82% (7.07%)
			Discount rate (3)	9.22%
(1)    Includes extensions related to workouts and contractual extensions.
(2)     Average CPR projected from collateral stratified by loan type and note rate. Weighted average amount was developed by weighting the associated relative UPB.
(3)    Average discount rate from collateral stratified by loan type and note rate. Weighted average amount was developed by weighting the associated relative UPB.
(4) Excluded insignificant Level 3 assets and liabilities.
NOTE 15. FAIR VALUE (continued)

(dollars in thousands)	Fair Value at December 31, 2024 (4)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Financial Assets:
Beneficial interest in Structured LLC	$1,198,985	DCF	Discount spread	2.75% - 25.00% (11.77%)
			Loss estimate	0.01% - 44.27% (7.07%)
			Extension of loan (1)	48 or 60 months
MSRs	$90,958	DCF	CPR (2)	3.09% - 100.00% (7.00%)
			Discount rate (3)	9.81%
(1), (2), (3), (4) - See corresponding footnotes to the December 31, 2025 Level 3 significant inputs table above.
Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company's financial instruments are as follows as of the dates indicated:

	December 31, 2025					December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$14,373,816	$14,373,816	$14,373,816	$—	$—	$18,546,918	$18,546,918	$18,546,918	$—	$—
Federal funds sold and securities purchased under resale agreements or similar arrangements	8,639,667	8,641,215	—	8,641,215	—	8,132,230	8,140,742	—	8,140,742	—
Investments in debt securities AFS	7,327,735	7,327,735	706,403	5,524,543	1,096,789	7,132,632	7,132,632	304,440	5,629,207	1,198,985
Investments in debt securities HTM	13,211,794	11,871,362	2,087,420	9,783,942	—	9,914,288	8,306,417	584,084	7,722,333	—
Trading securities	15,608,767	15,608,767	3,538,749	11,896,614	173,404	10,322,823	10,322,823	2,150,785	8,165,771	6,267
Equity and other investments (2)	997,138	997,138	—	5,000	992,138	5,000	5,000	—	5,000	—
LHFI, net	76,891,653	77,027,910	—	381,530	76,646,380	80,742,487	80,633,333	—	208,820	80,424,513
LHFS	1,586,204	1,586,204	—	1,531,369	54,835	1,333,953	1,333,953	—	1,256,401	77,552
Restricted cash	5,322,087	5,322,087	5,322,087	—	—	5,029,088	5,029,088	5,029,088	—	—
MSRs	79,526	79,526	—	—	79,526	90,958	90,958	—	—	90,958
Derivatives	671,573	671,573	653	670,892	28	1,121,980	1,121,980	485	1,121,472	23

Financial liabilities:
Deposits (1)	15,076,851	15,095,284	—	15,095,284	—	21,181,835	21,314,519	—	21,314,519	—
Federal funds purchased and securities loaned or sold under repurchase agreements	19,460,394	19,462,596	—	19,462,596	—	16,302,948	16,309,678	—	16,309,678	—
Trading liabilities	4,002,351	4,002,351	3,727,918	274,433	—	2,460,613	2,460,613	2,220,496	240,117	—
Borrowings and other debt obligations	37,102,112	37,746,509	—	34,363,936	3,382,573	44,010,910	44,327,760	—	38,394,469	5,933,291
Derivatives	649,318	649,318	36	648,567	715	1,013,565	1,013,565	217	1,013,296	52
(1) This line item excludes deposit liabilities with no defined or contractual maturities.
(2) This line item includes CDs with a maturity greater than 90 days and equity securities.

Schedule of Difference Between Fair Value and Principal Balance of LHFS
The following table summarizes the differences between the fair value and the principal balance of financial instruments measured at fair value on a recurring basis as of the dates indicated:

	December 31, 2025			December 31, 2024
(in thousands)	Fair Value	Principal Balance	Difference	Fair Value	Principal Balance	Difference
LHFS(1)	$1,531,369	$1,483,909	$47,460	$1,256,401	$1,230,119	$26,282
RICs HFI	4,870	4,870	—	9,039	9,039	—
Nonaccrual loans	13	13	—	83	83	—
(1) LHFS disclosed on the Consolidated Balance Sheets also includes $54.8 million and $77.6 million of LHFS valued on a non-recurring basis at December 31, 2025 and December 31, 2024, respectively, that are held at the lower of cost or fair value that are not presented within this table. There were no nonaccrual loans related to the LHFS measured using the FVO.